Share capital (Tables)	3 Months Ended
Mar. 31, 2026
Disclosure of classes of share capital [abstract]
Schedule of share capital issued
(b)
Issued

	Three months ended March 31, 2026		Year ended December 31, 2025
	Number of shares	Stated Value $	Number of shares	Stated Value $
Common shares

Balance, beginning of period	53,692,089	328,544,223	38,403,737	281,296,133

Private placement financing, net of issuance costs (Note 7)	—	—	9,450,000	11,964,919
DSU exercise (Note 8)	74,000	482,810	962,500	15,467,160
RSU exercise (Note 8)	287,500	4,312,500	900,000	13,321,000
Option exercise (Note 8)	—	—	10,000	120,511
Purchase of shares under ELOC, net of issuance costs (Note 7(b))	—	—	3,750,000	5,999,500
Issued for equity line of credit	191,326	375,000	215,852	375,000
Balance, end of period	54,244,915	333,714,533	53,692,089	328,544,223